Assets held for sale and liabilities of disposal groups held for sale - Assets and liabilities (Details) £ in Millions, $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)
Assets of disposal groups held for sale
Trading assets	£ 79,878			£ 83,706
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	15,881			18,649
Loans and advances to banks	17,109			10,784
Loans and advances to customers	72,614			91,177
Reverse repurchase agreements	53,949			54,448
Financial investments	32,604			41,300
Prepayments, accrued income and other assets	61,379			43,118
Total assets	717,353			596,611
Liabilities of disposal groups held for sale
Deposits by banks	20,836			32,188
Customer accounts	215,948			205,241
Debt securities in issue	7,268			9,428
Accruals, deferred income and other liabilities	66,945			43,456
Total liabilities	693,337			£ 572,896
Discontinued operations
Assets of disposal groups held for sale
Trading assets	1,562
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	39
Loans and advances to banks	127
Loans and advances to customers	21,067
Reverse repurchase agreements	208
Financial investments	88
Prepayments, accrued income and other assets	88
Total assets	23,179
Liabilities of disposal groups held for sale
Deposits by banks	20,478
Customer accounts	2,925
Debt securities in issue	1,100
Accruals, deferred income and other liabilities	208
Total liabilities	24,711
France retail business | Discontinued operations
Assets of disposal groups held for sale
Trading assets	60
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	39
Loans and advances to banks	0
Loans and advances to customers	20,776
Reverse repurchase agreements	0
Financial investments	0
Prepayments, accrued income and other assets	63
Total assets	20,938
Liabilities of disposal groups held for sale
Deposits by banks	18,551
Customer accounts	2,925
Debt securities in issue	1,100
Accruals, deferred income and other liabilities	138
Total liabilities	22,714
Net assets/(liabilities) classified as held for sale	(1,712)
Expected cash contribution	3,398
Disposal group post-cash contribution	1,686
Impairment loss | $		$ 64
Net asset value of transferring business	1,500		€ 1.6
Additional items	200
Branch operations in Greece
Liabilities of disposal groups held for sale
Impairment loss	100
Branch operations in Greece | Discontinued operations
Assets of disposal groups held for sale
Trading assets	1,502
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	0
Loans and advances to banks	25
Loans and advances to customers	291
Reverse repurchase agreements	0
Financial investments	66
Prepayments, accrued income and other assets	4
Total assets	1,888
Liabilities of disposal groups held for sale
Deposits by banks	1,900
Customer accounts	0
Debt securities in issue	0
Accruals, deferred income and other liabilities	52
Total liabilities	1,952
Business in Russia | Discontinued operations
Assets of disposal groups held for sale
Trading assets	0
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	0
Loans and advances to banks	102
Loans and advances to customers	0
Reverse repurchase agreements	208
Financial investments	22
Prepayments, accrued income and other assets	21
Total assets	353
Liabilities of disposal groups held for sale
Deposits by banks	27
Customer accounts	0
Debt securities in issue	0
Accruals, deferred income and other liabilities	18
Total liabilities	£ 45